OVERVIEW	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OVERVIEW

1.	OVERVIEW

Nature of Business

Interpace Biosciences, Inc. (“Interpace” or the “Company”) enables personalized medicine, offering specialized services along the therapeutic value chain from early diagnosis and prognostic planning to targeted therapeutic applications and pharma services. The Company provides molecular diagnostics, bioinformatics and pathology services for evaluation of risk of cancer by leveraging the latest technology in personalized medicine for improved patient diagnosis and management. The Company also provides pharmacogenomics testing, genotyping, biorepository and other specialized services to the pharmaceutical and biotech industries. The Company advances personalized medicine by partnering with pharmaceutical, academic, and technology leaders to effectively integrate pharmacogenomics into their drug development and clinical trial programs.

COVID-19 pandemic

The outbreak of the COVID-19 pandemic continues to impact a significant portion of the regions in which we operate. The continuing impact that the COVID-19 pandemic will have on our operations, including duration, severity and scope, remains highly uncertain and cannot be fully predicted at this time. While we believe we have generally recovered from the adverse impact that the COVID-19 pandemic had on our business during 2020, we believe that the COVID-19 pandemic could continue to adversely impact our results of operations, cash flows and financial condition in the future.

As our business operations continue to be impacted by the pandemic, we continue to monitor the situation and the guidance that is being provided by relevant federal, state and local public health authorities. We may take additional actions based upon their recommendations. However, it is possible that we may have to make further adjustments to our operating plans in reaction to developments that are beyond our control.

While we do not anticipate any lab closures at this time beyond periodic, temporary work stoppages to clean and disinfect the labs, this could change in the future based upon conditions caused by the pandemic. It is also possible that we could experience supply chain shortages if the pandemic worsens and if one or more suppliers is unable to continue to provide us with supplies. For the foreseeable future, however, we do not anticipate supply chain shortages of critical supplies.

We have developed and will continue to update our contingency plans in order to mitigate pandemic-related, adverse financial impacts upon our business.

Transition costs

To optimize the operations of laboratory operations within our pharma services, we transitioned activities from the Rutherford, NJ facility to our Morrisville, NC facility. We invested several million dollars to facilitate this relocation, including but not limited to the transfer of personnel, expansion of the Morrisville facility and validation of transferred processes. We believe that this investment will result in a reduction in future operating costs; however, it is not certain whether we will fully realize the anticipated savings. We have also undergone several other cost-cutting initiatives and those costs are categorized as transition expenses as well.